Convertible Loan and Financial Derivative Liability For the Right to Future Investment (Details) - USD ($) $ / shares in Units, $ in Thousands		Sep. 30, 2018	Dec. 31, 2017
2017 Loan [Member]
Short-term Debt [Line Items]
Aggregate principal amount	[1]	$ 822	$ 822
Conversion price per Company's share		$ 1.1112	$ 1.1112
Aggregate maximum of Right to Future Investment	[2]	$ 1,233	$ 1,233
Exercise Price of Right to Future Investment		$ 1.332	$ 1.332
2016 Loan [Member]
Short-term Debt [Line Items]
Aggregate principal amount		$ 531	$ 531
Conversion price per Company's share		$ 0.9768	$ 0.9768
Aggregate maximum of Right to Future Investment		$ 797	$ 797
Exercise Price of Right to Future Investment		$ 1.308	$ 1.308

[1]	Principal loan amount of $274 for each of the three 2017 Lenders.
[2]	Maximum of Right to Future Investment of $411 for each of the three 2017 Lenders.